UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:   631-423-7373

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS — 92.6%

Alternate Energy — 39.4%

Renewable Energy Power Producers & Developers — 27.5%
Abengoa SA - A Shares (Spain)	500,000	$1,419,653
Abengoa SA - B Shares (Spain)*	2,200,000	5,442,752
Acciona SA (Spain)	125,000	6,814,657
Algonquin Power & Utilities Corp (Canada)	325,000	2,373,430
Brookfield Renewable Energy Partners LP (Canada)	150,000	4,410,750
EDP Renovaveis SA (Spain/Portugal)*	1,500,000	7,248,885
Elecnor, SA (Spain)	125,000	1,454,904
Enel Green Power SPA (Italy)	1,000,000	1,875,352
Hafslund ASA, Class A (Norway)	328,074	2,780,407
Innergex Renewable Energy, Inc. (Canada)	225,000	2,135,158
Northland Power, Inc. (Canada)	125,000	2,276,419
TrustPower Ltd. (New Zealand)	500,000	3,221,299

		41,453,666

Wind Turbines — 5.8%
Gamesa Corporacion Tecnologica SA (Spain)	1,545,454	4,714,890
Vestas Wind Systems AS (Denmark)*	500,000	3,997,318

		8,712,208

Geothermal — 3.6%
Ormat Technologies, Inc.	200,000	4,130,000
WFI Industries Ltd. (Canada)	80,000	1,275,843

		5,405,843

Solar Photovoltaic — 2.1%
Kyocera Corp. (Japan) SP ADR	35,000	3,200,750

		3,200,750

Fuel Cells — 0.4%
FuelCell Energy, Inc. *	600,000	566,280

		566,280

Total Alternate Energy		59,338,747

Energy Conservation — 19.3%
Johnson Controls, Inc.	200,000	7,014,000
Koninklijke Philips Electronics NV (Netherlands)	265,000	7,830,750
Owens Corning, Inc.*	175,000	6,900,250
Schneider Electric SA (France)	100,000	7,306,568

		29,051,568

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013

(Unaudited)

	Shares	Value
Natural Gas Distribution Utilities — 17.7%
Atmos Energy Corp.	100,000	$4,269,000
New Jersey Resources Corp.	165,000	7,400,250
South Jersey Industries, Inc.	135,000	7,504,650
WGL Holdings, Inc.	170,000	7,497,000

		26,670,900

Water — 13.2%

Water Utilities — 10.6%
American Water Works Co., Inc.	200,000	8,288,000
Veolia Environnement SA (France) ADR	600,000	7,620,000

		15,908,000

Water Related — 2.6%
Hyflux Ltd. (Singapore)	1,000,000	1,177,087
Xylem, Inc.	100,000	2,756,000

		3,933,087

Total Water		19,841,087

Electric Transmission — 3.0%
ITC Holdings Corp.	50,000	4,463,000

		4,463,000

Total Common Stocks (Cost $160,289,331)		139,365,302

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2013

(Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 0.3%

Socially Concerned Banks — 0.3%
Alternatives Federal Credit Union savings account 0.15% due 01/14/13	$100,000	$100,000
Carver Federal Savings Bank 0.24% due 12/22/13	100,000	100,000
People’s United Bank 0.35% due 12/02/13	100,000	100,000
Self-Help Credit Union 0.50% due 06/30/13	100,000	100,000
Urban Partnership Bank 0.50% due 12/28/13	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $160,789,331) — 92.9%		139,865,302

Other Assets in Excess of Liabilities — 7.1%		10,629,754

Net Assets — 100.0%		$150,495,056

*	Non-income producing security
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$160,789,331

Gross unrealized appreciation	$23,127,306
Gross unrealized depreciation	(44,051,335)

Net unrealized depreciation	$(20,924,029)

ADR -American Depositary Receipts

SP ADR-Sponsored American Depositary Receipts

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

1. PORTFOLIO VALUATION – The New Alternatives Fund, Inc.’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor under methods established by and under the general supervision of the Fund’s Board of Directors. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

2. FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

Investments in Securities:	Total Value at March 31, 2013	Level 1- Quoted Prices	Level 2- Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks*	$139,365,302	$139,365,302	$—	$—
Certificates of Deposit	500,000	—	500,000	—
Total	$139,865,302	$139,365,302	$500,000	$—

* See Schedule of Investments for sector diversification.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period January 1, 2013 through March 31, 2013, the Fund had transferred securities from Level 2 into Level 1. The Fund utilized an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 1 in the hierarchy. Significant market movements were deemed to have occurred at March 31, 2013, and therefore, the Fund utilized the external pricing service model adjustments. As a result, for the period January 1, 2013 through March 31, 2013, there were transfers between Level 2 and Level 1 in the amount of $35,459,466.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	May 20, 2013

* Print the name and title of each signing officer under his or her signature.